UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ======================================================

        ANNUAL REPORT
        USAA MONEY MARKET FUND
        JULY 31, 2013

 ======================================================

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

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PRESIDENT'S MESSAGE

"THE DECLINE WAS INSTRUCTIVE BECAUSE
IT REVEALED HOW ATTACHED INVESTORS                 [PHOTO OF DANIEL S. McNAMARA]
HAD BECOME TO FED STIMULUS."

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AUGUST 2013

If there was any doubt the Federal Reserve's (the Fed) stimulus programs were driving the performance of the U.S. stock and bond markets, it was greatly diminished during the reporting period. Just a hint of eventual Fed tapering sparked a broad selloff in the financial markets during June. The decline was instructive because it revealed how attached investors had become to rely on the Fed's stimulus policies. The Fed's bond-buying programs have pushed down interest rates and driven bond prices higher. Lower interest rates, meanwhile, have incentivized investors to seek higher returns in riskier asset classes, such as stocks and corporate bonds.

In response to the selloff, the Fed moved quickly to remind investors it would not raise short-term interest rates until it became clear that economic growth was self-sustaining. The Fed also said it could change the terms of its quantitative easing programs if the economy takes an unexpected turn, such as strong growth or renewed weakness. (The term quantitative easing is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.) In fact, I believe that the economy is weaker at the time of this writing than when the Fed expanded quantitative easing in 2012. Furthermore, inflation pressures remain modest. As a result, the Fed is likely to continue its quantitative easing programs for some time, though I believe it may purchase fewer securities if market conditions are favorable. However, with a change in leadership coming at the end of 2013, Fed Chairman Ben Bernanke may seek -- economic conditions permitting -- to preserve his legacy by setting the stage for future tapering.

Although interest rates increased during the reporting period, they remain exceptionally low by historical measures. I think investors have less to fear from gradually rising interest rates than they do from a return to low rates, which some believe could be caused by a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to

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

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see a decrease in their principal (bond prices move in the opposite direction of interest rates), but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments. However, it is important to remember that the fixed-income market is not a "bond" market. It is a market of bonds, which includes U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. Many of these fixed-income asset classes perform differently from each other.

Within equities, the selloff was relatively short lived and stocks reached new highs just after the end of the reporting period. However, only about a third of the gains can be attributed to earnings and dividend growth. Much of price appreciation seems to be the result of higher valuations or multiple expansion. While we believe current valuations are fair, 2008 should be a reminder that investor preferences can change. Increasing valuations that are not supported by earnings growth could decline in the future.

In this environment, I think it's more important than ever to keep emotion out of the investment process. Shareholders should have an investment plan, remain disciplined and hold diversified portfolios directly tied to their objectives, risk tolerance and time horizon. If you think you might be over-allocated to your fixed-income portfolio, you should reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. USAA advisors are available to help you free of charge if you have questions or need assistance updating your investment plan.

Though no one really knows what lies ahead, you can rest assured that we will continue to monitor Fed policy and the many factors shaping the performance of the financial markets. From all of us here at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             9

    Report of Independent Registered Public Accounting Firm                  10

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     34

    Notes to Financial Statements                                            37

EXPENSE EXAMPLE                                                              46

ADVISORY AGREEMENT(S)                                                        48

TRUSTEES' AND OFFICERS' INFORMATION                                          53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MONEY MARKET FUND'S (THE FUND) INVESTMENT OBJECTIVE IS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  During the reporting period, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.01%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

  The Federal Reserve (the Fed) continued its accommodative monetary policy -- holding the target federal funds target rate between 0% and 0.25% -- throughout the reporting period. As a result, yields on money market mutual funds remained at or near 0%. Despite extremely low absolute yields, investors continued to rely on money market funds for the safety and liquidity they provided.

  Refer to page 6 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA MONEY MARKET FUND

================================================================================

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  When the reporting period began, market sentiment was dominated by concerns about the upcoming presidential election as well as the potential impact of sequestration (automatic federal spending cuts), which ultimately had little impact on the economy. Fixed-income performance was volatile, caused by the combination of the Fed's ongoing quantitative easing measures and uncertainty about when they might end. In December 2012, the Fed established a threshold for the level of unemployment it would like to see before increasing short-term interest rates. More specifically, the Fed said it would continue holding the target federal funds rate close to zero for as long as unemployment is above 6.5% and inflation does not rise above 2.5%.

  The market environment changed quite suddenly in May 2013 when Fed Chairman Ben Bernanke hinted that the Fed could start tapering its asset purchases during 2013 should economic conditions warrant it. Longer-term interest rates increased during May and June. (Bond prices, which move in the opposite direction of interest rates, declined.) The increase in longer-term interest rates demonstrated the market's concern about the eventual reversal of the Fed's monetary policy.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  Because interest rates have been low for a protracted period, variable rate demand notes (VRDNs) continued to be a major component in the Fund's composition. The VRDNs owned by the Fund provide flexibility because we can sell them at par (100% of face value) upon notice of seven days or less. They also offer a degree of safety and liquidity. Most of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest. In addition, credit spreads were generally insufficient during the reporting period to warrant extending the weighted average maturity of the Fund much beyond its recent range. To identify securities that we believed represented

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

  relative value, we continued to rely on our credit analysts. They also continued to analyze and monitor every holding in the portfolio.

o WHAT IS THE OUTLOOK?

  Our broad economic outlook is one of cautious optimism. While the prospect of tapering caused a substantial market reaction during the reporting period, we expect the Fed to begin scaling back on quantitative easing only when it believes economic data reflects stronger and sustainable growth. In our opinion, the data dependency of Fed policy making is likely to contribute to increased market volatility as investors scrutinize each economic report going forward. Meanwhile, we expect the Fed to continue holding short-term interest rates at or near zero at least through 2014. Chairman Bernanke has been very clear that the Fed has no plans to raise short-term rates as long as the unemployment rate is at or above 6.5% and inflation below 2%. Once interest rates begin to rise, we plan to look for opportunities to invest at higher interest rates. In the meantime, we will continue to focus on safety and liquidity, while striving to maximize the income you receive from the Fund.

  Thank you for your confidence in us.

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4  | USAA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND) (Ticker Symbol: USAXX)

--------------------------------------------------------------------------------
                                             7/31/13                7/31/12
--------------------------------------------------------------------------------
Net Assets                              $5,140.2 Million       $4,879.9 Million
Net Asset Value Per Share                     $1.00                  $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                        29 Days                22 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/13
--------------------------------------------------------------------------------
   1 Year                          5 Years                           10 Years
    0.01%                           0.41%                              1.71%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 7/31/13                     EXPENSE RATIO AS OF 7/31/12*
--------------------------------------------------------------------------------
    Subsidized        0.01%                                  0.65%
    Unsubsidized     -0.43%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                     USAA MONEY MARKET FUND            iMONEYNET AVERAGE
 7/31/2012                    0.01%                          0.01%
 8/28/2012                    0.01                           0.01
 9/25/2012                    0.01                           0.01
10/30/2012                    0.01                           0.01
11/27/2012                    0.01                           0.01
12/24/2012                    0.01                           0.01
 1/29/2013                    0.01                           0.01
 2/26/2013                    0.01                           0.01
 3/26/2013                    0.01                           0.01
 4/30/2013                    0.01                           0.01
 5/28/2013                    0.01                           0.01
 6/25/2013                    0.01                           0.01
 7/30/2013                    0.01                           0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 7/30/13.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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6  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                     USAA MONEY MARKET FUND
 7/31/2003                 $10,000.00
 8/31/2003                  10,005.97
 9/30/2003                  10,011.41
10/31/2003                  10,017.30
11/30/2003                  10,022.23
12/31/2003                  10,027.86
 1/31/2004                  10,032.97
 2/29/2004                  10,037.89
 3/31/2004                  10,043.01
 4/30/2004                  10,048.46
 5/31/2004                  10,053.32
 6/30/2004                  10,059.03
 7/31/2004                  10,066.17
 8/31/2004                  10,074.45
 9/30/2004                  10,084.18
10/31/2004                  10,095.27
11/30/2004                  10,107.52
12/31/2004                  10,123.19
 1/31/2005                  10,137.96
 2/28/2005                  10,153.68
 3/31/2005                  10,172.51
 4/30/2005                  10,192.83
 5/31/2005                  10,213.73
 6/30/2005                  10,236.07
 7/31/2005                  10,260.44
 8/31/2005                  10,286.31
 9/30/2005                  10,314.91
10/31/2005                  10,342.57
11/30/2005                  10,372.93
12/31/2005                  10,408.54
 1/31/2006                  10,440.07
 2/28/2006                  10,472.56
 3/31/2006                  10,512.09
 4/30/2006                  10,546.88
 5/31/2006                  10,586.85
 6/30/2006                  10,629.48
 7/31/2006                  10,669.58
 8/31/2006                  10,713.33
 9/30/2006                  10,757.23
10/31/2006                  10,799.85
11/30/2006                  10,842.67
12/31/2006                  10,890.08
 1/31/2007                  10,931.85
 2/28/2007                  10,972.19
 3/31/2007                  11,018.35
 4/30/2007                  11,060.26
 5/31/2007                  11,105.26
 6/30/2007                  11,150.20
 7/31/2007                  11,193.90
 8/31/2007                  11,244.43
 9/30/2007                  11,284.98
10/31/2007                  11,328.93
11/30/2007                  11,372.03
12/31/2007                  11,413.35
 1/31/2008                  11,450.54
 2/29/2008                  11,480.94
 3/31/2008                  11,507.72
 4/30/2008                  11,534.29
 5/31/2008                  11,561.47
 6/30/2008                  11,584.48
 7/31/2008                  11,607.61
 8/31/2008                  11,631.62
 9/30/2008                  11,661.41
10/31/2008                  11,701.46
11/30/2008                  11,722.93
12/31/2008                  11,742.36
 1/31/2009                  11,756.81
 2/28/2009                  11,768.36
 3/31/2009                  11,780.53
 4/30/2009                  11,791.50
 5/31/2009                  11,803.53
 6/30/2009                  11,814.26
 7/31/2009                  11,823.71
 8/31/2009                  11,829.88
 9/30/2009                  11,834.07
10/31/2009                  11,837.01
11/30/2009                  11,838.51
12/31/2009                  11,841.28
 1/31/2010                  11,841.47
 2/28/2010                  11,841.56
 3/31/2010                  11,841.66
 4/30/2010                  11,841.76
 5/31/2010                  11,841.85
 6/30/2010                  11,841.95
 7/31/2010                  11,842.06
 8/31/2010                  11,842.15
 9/30/2010                  11,842.25
10/31/2010                  11,842.35
11/30/2010                  11,842.45
12/31/2010                  11,843.88
 1/31/2011                  11,843.98
 2/28/2011                  11,844.07
 3/31/2011                  11,844.17
 4/30/2011                  11,844.27
 5/31/2011                  11,844.37
 6/30/2011                  11,844.46
 7/31/2011                  11,844.56
 8/31/2011                  11,844.66
 9/30/2011                  11,844.76
10/31/2011                  11,844.86
11/30/2011                  11,844.95
12/31/2011                  11,845.06
 1/31/2012                  11,847.20
 2/29/2012                  11,847.29
 3/31/2012                  11,847.39
 4/30/2012                  11,847.49
 5/31/2012                  11,847.59
 6/30/2012                  11,847.69
 7/31/2012                  11,847.78
 8/31/2012                  11,847.89
 9/30/2012                  11,847.98
10/31/2012                  11,848.08
11/30/2012                  11,848.19
12/31/2012                  11,848.64
 1/31/2013                  11,848.74
 2/28/2013                  11,848.83
 3/31/2013                  11,848.93
 4/30/2013                  11,849.02
 5/31/2013                  11,849.12
 6/30/2013                  11,849.22
 7/31/2013                  11,849.32

                                   [END CHART]

                       Data from 7/31/03 through 7/31/13.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. For seven-day yield information, please refer to the Fund's investment overview page.

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                                                        INVESTMENT OVERVIEW |  7

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                         o PORTFOLIO MIX -- 7/31/2013 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 57.9%
COMMERCIAL PAPER                                                           25.0%
FIXED-RATE INSTRUMENTS                                                     16.4%
REPURCHASE AGREEMENT                                                        0.5%
PUT BONDS                                                                   0.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-30.

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8  | USAA MONEY MARKET FUND

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DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

For the fiscal year ended July 31, 2013, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $502,000 as qualifying interest income.

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                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                       /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2013

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10  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2013

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (16.4%)

            DIVERSIFIED BANKS (7.4%)
 $25,000    BNP Paribas S.A.                                         0.41%        9/04/2013   $   25,000
  25,000    BNP Paribas S.A.                                         0.38         9/17/2013       25,000
  25,000    BNP Paribas S.A.                                         0.23        10/08/2013       25,000
  25,000    BNP Paribas S.A.                                         0.35         2/03/2014       25,000
  25,000    Branch Banking & Trust Co.                               0.43        10/24/2013       25,000
  20,000    Helaba Landesbank Hessen-Thuringen Girozentrale          0.41        11/15/2013       20,000
  30,000    Lloyds TSB Bank plc                                      0.34        11/12/2013       30,000
  25,000    Skandinaviska Enskilda Banken AB                         0.29        10/16/2013       25,000
  25,000    Skandinaviska Enskilda Banken AB                         0.28        12/06/2013       25,000
  30,000    Skandinaviska Enskilda Banken AB                         0.28         1/03/2014       30,000
  25,000    Standard Chartered Bank                                  0.25        12/17/2013       25,000
  25,000    Standard Chartered Bank                                  0.33        12/18/2013       25,000
  25,000    Sumitomo Mitsui Banking Corp.                            0.22        10/22/2013       25,000
  25,000    Swedbank AB                                              0.27        12/18/2013       25,000
  25,000    Swedbank AB                                              0.29         1/02/2014       25,000
                                                                                              ----------
                                                                                                 380,000
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (2.5%)
  25,000    Credit Suisse AG                                         0.27        12/05/2013       25,000
  25,000    Deutsche Bank AG                                         0.41         9/09/2013       25,000
  25,000    Deutsche Bank AG                                         0.30        12/27/2013       25,000
  25,000    UBS AG                                                   0.33        10/08/2013       25,000
  25,000    UBS AG                                                   0.35        10/09/2013       25,000
                                                                                              ----------
                                                                                                 125,000
                                                                                              ----------
            GENERAL OBLIGATION (3.6%)
  25,263    Amherst                                                  1.25        11/14/2013       25,326
  14,445    Ballston Spa CSD                                         1.00         9/27/2013       14,460
   4,000    Becker ISD (NBGA)                                        1.50         9/04/2013        4,004
   8,000    Clinton County                                           1.00         6/13/2014        8,037
  16,730    Cortland Enlarged CSD                                    1.00         6/27/2014       16,829
  13,000    Duluth ISD (NBGA)                                        1.50         9/20/2013       13,022
  17,024    Frontier CSD                                             1.00         7/23/2014       17,111
   4,500    Minnetonka ISD (NBGA)                                    1.50         8/15/2013        4,502
  21,569    North Syracuse CSD                                       1.00         8/16/2013       21,575

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $11,000    Schoharie County                                         1.50%       11/15/2013   $   11,019
  50,000    Texas                                                    2.50         8/30/2013       50,090
                                                                                              ----------
                                                                                                 185,975
                                                                                              ----------
            REGIONAL BANKS (2.9%)
  20,000    Fifth Third Bank                                         0.30         8/28/2013       20,000
  30,000    Fifth Third Bank                                         0.30         9/06/2013       30,000
  20,000    Norinchukin Bank                                         0.27        10/17/2013       20,000
  25,000    Union Bank, N.A.                                         0.27         9/12/2013       25,000
  30,000    Union Bank, N.A.                                         0.25        12/03/2013       30,000
  25,000    Union Bank, N.A.                                         0.23        12/23/2013       25,000
                                                                                              ----------
                                                                                                 150,000
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $840,975)                                        840,975
                                                                                              ----------
            COMMERCIAL PAPER (25.0%)

            ASSET-BACKED FINANCING (10.4%)
   7,497    Fairway Finance Corp.(a),(b)                             0.15         8/09/2013        7,497
  30,000    Fairway Finance Corp.(a),(b)                             0.17        10/22/2013       29,988
  15,000    Gotham Funding Corp.(a),(b)                              0.18         8/05/2013       15,000
  15,000    Gotham Funding Corp.(a),(b)                              0.16         8/07/2013       15,000
  17,190    Gotham Funding Corp.(a),(b)                              0.15         8/28/2013       17,188
  32,000    Hannover Funding Co., LLC(a)                             0.20         8/01/2013       32,000
  25,000    Hannover Funding Co., LLC(a)                             0.20         8/08/2013       24,999
  23,000    Hannover Funding Co., LLC(a)                             0.24         8/12/2013       22,998
  20,000    Liberty Street Funding, LLC(a),(b)                       0.17         8/05/2013       20,000
  15,000    Liberty Street Funding, LLC(a),(b)                       0.15         8/14/2013       14,999
  30,000    Liberty Street Funding, LLC(a),(b)                       0.15         8/20/2013       29,998
   5,950    Liberty Street Funding, LLC(a),(b)                       0.17         9/04/2013        5,949
  10,000    Liberty Street Funding, LLC(a),(b)                       0.18         9/27/2013        9,997
  20,000    LMA Americas, LLC(a),(b)                                 0.26         8/28/2013       19,996
  15,000    Manhattan Asset Funding Co., LLC(a),(b)                  0.22         8/01/2013       15,000
  40,000    Manhattan Asset Funding Co., LLC(a),(b)                  0.20         8/09/2013       39,998
  45,000    Manhattan Asset Funding Co., LLC(a),(b)                  0.18         8/14/2013       44,997
  30,000    Nieuw Amsterdam Receivables Corp.(a),(b)                 0.16         8/13/2013       29,999
  30,000    Nieuw Amsterdam Receivables Corp.(a),(b)                 0.17         8/15/2013       29,998
  25,000    Nieuw Amsterdam Receivables Corp.(a),(b)                 0.18        10/17/2013       24,990
  35,000    Victory Receivables Corp.(a),(b)                         0.17         8/01/2013       35,000
  25,000    Working Capital Management Co.(a),(b)                    0.18         8/07/2013       24,999
  10,000    Working Capital Management Co.(a),(b)                    0.18         8/16/2013        9,999
  15,000    Working Capital Management Co.(a),(b)                    0.18         8/23/2013       14,998
                                                                                              ----------
                                                                                                 535,587
                                                                                              ----------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            EDUCATION (3.0%)
 $25,000    Board of Regents of the Univ. of Texas System            0.15%        8/21/2013   $   25,000
  25,000    Board of Regents of the Univ. of Texas System            0.15        12/05/2013       25,000
  18,000    Emory Univ.                                              0.10         8/19/2013       18,000
  13,000    Emory Univ.                                              0.14        10/10/2013       13,000
  28,500    Michigan State Univ.                                     0.12         9/09/2013       28,500
  11,292    Univ. of Virginia                                        0.13        10/07/2013       11,289
  19,150    Yale Univ.                                               0.10         9/05/2013       19,148
  15,150    Yale Univ.                                               0.11        11/13/2013       15,145
                                                                                              ----------
                                                                                                 155,082
                                                                                              ----------
            EDUCATION SERVICES (0.4%)
  19,200    Cornell Univ.                                            0.14         8/12/2013       19,199
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (2.1%)
  25,739    New York Power Auth.                                     0.14         8/13/2013       25,738
  13,000    San Antonio                                              0.17         8/02/2013       13,000
   8,000    San Antonio                                              0.17         8/07/2013        8,000
  14,000    South Carolina Public Service Auth.                      0.18         8/14/2013       14,000
  15,000    South Carolina Public Service Auth.                      0.15         8/22/2013       15,000
  10,000    South Carolina Public Service Auth.                      0.14         9/03/2013       10,000
  20,000    South Carolina Public Service Auth.                      0.14         9/05/2013       20,000
   3,047    South Carolina Public Service Auth.                      0.15         9/16/2013        3,047
     800    South Carolina Public Service Auth.                      0.15         9/16/2013          800
                                                                                              ----------
                                                                                                 109,585
                                                                                              ----------
            GENERAL OBLIGATION (1.6%)
  21,700    Houston                                                  0.14         8/05/2013       21,700
  15,000    Houston                                                  0.14         9/18/2013       15,000
  10,000    Houston                                                  0.14         9/19/2013       10,000
  10,000    Regional Transportation Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.20         8/01/2013       10,000
  25,000    Texas Public Finance Auth.                               0.17         8/06/2013       25,000
                                                                                              ----------
                                                                                                  81,700
                                                                                              ----------
            HEALTH CARE FACILITIES (1.2%)
  25,000    Trinity Health Corp.                                     0.13         8/19/2013       24,999
  35,000    Trinity Health Corp.                                     0.15         9/03/2013       34,995
                                                                                              ----------
                                                                                                  59,994
                                                                                              ----------
            HOSPITAL (3.6%)
  11,600    Catholic Health Initiatives                              0.19         8/06/2013       11,600
  10,000    Catholic Health Initiatives                              0.15         8/22/2013        9,999
  35,600    Catholic Health Initiatives                              0.15         9/09/2013       35,594
  12,000    Catholic Health Initiatives                              0.14         9/12/2013       11,998
   7,900    Catholic Health Initiatives                              0.15        10/09/2013        7,898

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $50,000    Catholic Health Initiatives                              0.14%       10/17/2013   $   49,985
  30,000    Inova Health System Foundation                           0.16         8/12/2013       29,999
  30,000    Inova Health System Foundation                           0.15        10/10/2013       29,991
                                                                                              ----------
                                                                                                 187,064
                                                                                              ----------
            MUNICIPAL FINANCE (1.7%)
  11,300    Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.16         8/12/2013       11,300
  77,700    Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.18         8/12/2013       77,700
                                                                                              ----------
                                                                                                  89,000
                                                                                              ----------
            PHARMACEUTICALS (0.5%)
  25,000    Sanofi(a),(b)                                            0.13         9/27/2013       24,995
                                                                                              ----------
            SOFT DRINKS (0.5%)
  25,000    Coca-Cola Co.(a),(b)                                     0.12         9/20/2013       24,996
                                                                                              ----------
            Total Commercial Paper (cost: $1,287,202)                                          1,287,202
                                                                                              ----------
            PUT BONDS (0.4%)

            BUILDINGS (0.4%)
  20,000    New York Liberty Dev. Corp. (cost: $20,000)              0.23        12/01/2049       20,000
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (57.9%)

            AGRICULTURAL PRODUCTS (2.2%)
   2,100    Dallam County IDC (LOC - Wells Fargo Bank, N.A.)         0.09         1/01/2027        2,100
  15,000    Indiana Finance Auth.                                    0.10         6/01/2041       15,000
  15,000    Iowa Finance Auth.                                       0.09         6/01/2036       15,000
  20,000    Iowa Finance Auth.                                       0.09         9/01/2036       20,000
  25,000    Iowa Finance Auth.                                       0.08         6/01/2039       25,000
  35,000    Iowa Finance Auth.                                       0.10         6/01/2039       35,000
   3,360    Washington Economic Dev. Finance Auth.
             (LOC - Bank of the West)                                0.27         9/01/2032        3,360
                                                                                              ----------
                                                                                                 115,460
                                                                                              ----------
            AIRLINES (0.8%)
  38,900    Chicago-O'Hare International Airport
             (LOC - Bayerische Landesbank)                           0.11         5/01/2035       38,900
                                                                                              ----------
            AIRPORT SERVICES (0.5%)
   1,910    Des Moines (LOC - U.S. Bank, N.A.)                       0.08         8/01/2027        1,910
   9,065    Holland-Sheltair Aviation Funding, LLC
             (LOC - Federal Home Loan Bank of Atlanta)               0.06         5/01/2035        9,065
  13,200    Holland-Sheltair Aviation Funding, LLC
             (LOC - Federal Home Loan Bank of Atlanta)               0.06         5/01/2048       13,200
   2,100    San Antonio (LOC - Bank of America, N.A.)                0.35         4/01/2020        2,100
                                                                                              ----------
                                                                                                  26,275
                                                                                              ----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            AIRPORT/PORT (0.4%)
 $ 4,600    Cleveland-Cuyahoga County
             (LOC - FirstMerit Bank, N.A.)                           0.31%        6/01/2031   $    4,600
   8,600    Denver City and County Airport System
             (LOC - Lloyds TSB Bank plc)                             0.13        11/15/2025        8,600
   9,875    San Jose Airport (LIQ)(LOC - Deutsche Bank A.G.)(a)      0.07         3/01/2037        9,875
                                                                                              ----------
                                                                                                  23,075
                                                                                              ----------
            ALUMINUM (0.2%)
   7,815    Hancock County (LOC - Wells Fargo Bank, N.A.)            0.26         4/01/2028        7,815
                                                                                              ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   5,550    St. Charles Parish
             (LOC - Federal Home Loan Bank of Atlanta)               0.28         9/01/2024        5,550
                                                                                              ----------
            APPROPRIATED DEBT (0.4%)
  18,150    Pasadena (LOC - Bank of America, N.A.)                   0.08         2/01/2035       18,150
                                                                                              ----------
            ASSET-BACKED FINANCING (0.0%)
   2,410    Capital Markets Access Co., LLC
             (LOC - Federal Home Loan Bank of Atlanta)               0.18         8/01/2031        2,410
                                                                                              ----------
            AUTO PARTS & EQUIPMENT (0.4%)
   2,605    Dayton Wheel Concepts, Inc.
             (LOC - PNC Bank, N.A.)                                  0.20         5/01/2024        2,605
   4,665    Illinois Finance Auth.
             (LOC - Federal Home Loan Bank of Chicago)               0.35         7/01/2040        4,665
   3,400    Savanna (LOC - Bank of America, N.A.)                    0.28         5/01/2019        3,400
  10,000    Shelbyville (LOC - Bank of
             Tokyo-Mitsubishi UFJ, Ltd.)                             0.10         4/01/2035       10,000
                                                                                              ----------
                                                                                                  20,670
                                                                                              ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
  10,120    Franklin IDB (LOC - Fifth Third Bank)                    0.37         4/01/2030       10,120
                                                                                              ----------
            AUTOMOTIVE RETAIL (0.1%)
     955    Athens-Clarke County (LOC - SunTrust Bank)               0.28        12/01/2024          955
   2,683    Kenwood Lincoln-Mercury, Inc.
             (LOC - PNC Bank, N.A.)                                  0.20         5/01/2015        2,683
   1,915    Kenwood Lincoln-Mercury, Inc.
             (LOC - PNC Bank, N.A.)                                  0.20         3/01/2021        1,915
                                                                                              ----------
                                                                                                   5,553
                                                                                              ----------
            BIOTECHNOLOGY (0.0%)
   2,115    Washington Economic Dev. Finance Auth.
             (LOC - U.S. Bank, N.A.)                                 0.10         6/01/2027        2,115
                                                                                              ----------
            BUILDING PRODUCTS (0.9%)
   3,645    Atchison (LOC - Key Bank, N.A.)                          0.22         1/01/2033        3,645

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 4,030    Cornell Iron Works, Inc.
             (LOC - Bank of America, N.A.)                           0.39%        4/01/2019   $    4,030
   2,855    Delaware EDA (LOC - Key Bank, N.A.)                      0.22         4/01/2023        2,855
   4,000    Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)          0.19         4/01/2028        4,000
   6,285    Moondance Enterprises, LP (LOC - PNC Bank, N.A.)         0.20        11/01/2020        6,285
   2,700    Sheridan (LOC - PNC Bank, N.A.)                          0.15         8/01/2020        2,700
   2,250    Tazewell County IDA (LOC - PNC Bank, N.A.)               0.15         2/01/2017        2,250
   3,400    Union County (LOC - SunTrust Bank)                       0.28        10/01/2027        3,400
   3,115    Vulcan, Inc. (LOC - Branch Banking & Trust Co.)          0.18         7/01/2021        3,115
  10,000    Warren County (LOC - JPMorgan Chase Bank, N.A.)          0.27        12/01/2031       10,000
   2,800    West Des Moines (LOC - Wells Fargo Bank, N.A.)           0.25         4/01/2025        2,800
                                                                                              ----------
                                                                                                  45,080
                                                                                              ----------
            COMMERCIAL PRINTING (0.4%)
   2,525    Blair County IDA (LOC - PNC Bank, N.A.)                  0.15         9/01/2017        2,525
   1,795    Colorado Housing and Finance Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.26         5/01/2027        1,795
   1,095    Colorado Housing and Finance Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.26         8/01/2030        1,095
   1,060    Colorado Housing and Finance Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.26        10/01/2032        1,060
   2,733    Fairway, LLC (LOC - Federal Home
             Loan Bank of San Francisco)                             0.15        12/01/2023        2,733
   7,125    Harnett County Industrial Facilities &
             Pollution Control Financing Auth.
             (LOC - PNC Bank, N.A.)                                  0.13         9/01/2019        7,125
   1,970    John E. Staten Properties, Inc.
             (LOC - PNC Bank, N.A.)                                  0.24        10/01/2021        1,970
   1,500    Summit County Port Auth. (LOC - Key Bank, N.A.)          0.22         7/01/2023        1,500
                                                                                              ----------
                                                                                                  19,803
                                                                                              ----------
            COMMUNITY SERVICE (1.6%)
  22,860    California Infrastructure and Economic Dev. Bank
             (LOC - Bank of America, N.A.)                           0.07         7/01/2034       22,860
   2,400    District of Columbia (LOC - SunTrust Bank)               0.25        10/01/2037        2,400
  10,000    Illinios Dev. Finance Auth. (LOC - JPMorgan Chase
             Bank, N.A.)(LOC - Northern Trust Co.)                   0.06         2/01/2029       10,000
  11,600    Jackson County IDA (LOC - Commerce Bank, N.A.)           0.11         7/01/2025       11,600
   2,915    Rhode Island Health and Educational Building Corp.
             (LOC - RBS Citizens, N.A.)                              0.14        12/01/2036        2,915
   7,505    Toledo Lucas County Port Auth.
             (LOC - Fifth Third Bank)                                0.14         9/01/2019        7,505
   8,600    Village of Morton Grove
             (LOC - Bank of America, N.A.)                           0.17        12/01/2041        8,600

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $16,305    Wisconsin Public Finance Auth.
             (LOC - Fifth Third Bank)                                0.20%        2/01/2042   $   16,305
                                                                                              ----------
                                                                                                  82,185
                                                                                              ----------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
   1,710    Alameda County IDA (LOC - Bank of the West)              0.49        12/01/2040        1,710
                                                                                              ----------
            CONSTRUCTION & ENGINEERING (0.3%)
  17,555    Boland Holdings, LLC (LOC - PNC Bank, N.A.)              0.19        12/01/2039       17,555
                                                                                              ----------
            CONSTRUCTION MATERIALS (0.2%)
   1,855    Franklin IDB (LOC - Federal Home
             Loan Bank of Chicago)                                   0.17         7/01/2032        1,855
   8,900    Paulding County (LOC - Bayerische Landesbank)            0.24         8/01/2026        8,900
                                                                                              ----------
                                                                                                  10,755
                                                                                              ----------
            DISTILLERS & VINTNERS (0.0%)
   2,000    Kentucky Rural EDA (LOC - PNC Bank, N.A.)                0.15        10/01/2016        2,000
                                                                                              ----------
            DISTRIBUTORS (0.3%)
  15,710    Bhavnani, LLC (LOC - U.S. Bank, N.A.)                    0.19         5/01/2038       15,710
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.1%)
   6,500    Port of Port Arthur Navigation District                  0.20         4/01/2033        6,500
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.0%)
     800    Lancaster IDA (LOC - Fulton Bank)                        1.65         1/01/2015          800
   1,115    Lancaster IDA (LOC - Fulton Bank)                        1.65         1/01/2027        1,115
                                                                                              ----------
                                                                                                   1,915
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (4.0%)
   7,000    Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.19         8/01/2045        7,000
   6,150    Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.19         8/01/2045        6,150
  47,785    New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                     0.12         6/01/2039       47,785
  55,150    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                     0.22         5/01/2042       55,150
  15,625    NPJ Properties, LP
             (LOC - Manufacturers & Traders Trust Co.)(a)            0.54         2/01/2027       15,625
  29,540    Paca-Pratt Associates, Inc.
             (LOC - Manufacturers & Traders Trust Co.)               0.54         1/01/2038       29,540
   8,002    Pinnacle Properties Dev. Group, LLC
             (LOC - Federal Home Loan Bank of Cincinnati)            0.18         6/15/2041        8,002
   4,900    Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)            0.24        12/01/2033        4,900
  11,345    Scion Real Estate Investments, LLC
             (LOC - Fifth Third Bank)                                0.32         1/02/2048       11,345
   1,000    Secor Realty, Inc. (LOC - PNC Bank, N.A.)                0.20         4/01/2020        1,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 4,200    Stice-Hill Holding, LC
             (LOC - Hancock Bank of Louisiana)                       1.50%       12/01/2023   $    4,200
  13,850    Stobro Co., LP
             (LOC - Federal Home Loan Bank of Pittsburgh)            0.26         1/01/2032       13,850
                                                                                              ----------
                                                                                                 204,547
                                                                                              ----------
            EDUCATION (2.3%)
  17,650    Amherst IDA
             (LOC - Manufacturers & Traders Trust Co.)               0.11        10/01/2031       17,650
   7,645    Colorado Educational and Cultural Facilities Auth.
             (LOC - Fifth Third Bank)                                0.20         1/01/2029        7,645
   8,150    Madison County IDA (LOC - SunTrust Bank)                 0.11        10/01/2037        8,150
  10,000    Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                              0.16         7/01/2043       10,000
   2,245    Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                                 0.17         4/01/2027        2,245
   8,040    Missouri Health and Educational Facilities Auth.
             (LOC - Fifth Third Bank)                                0.20         7/15/2037        8,040
   4,040    Nebraska Elementary and Secondary School
             Finance Auth. (LOC - Fifth Third Bank)                  0.20         9/01/2029        4,040
   2,795    New York City IDA
             (LOC - JPMorgan Chase Bank, N.A.)                       0.10        12/01/2034        2,795
  20,000    New York City IDA (LOC - Key Bank, N.A.)                 0.13         7/01/2038       20,000
   9,755    Ohio Higher Education Facility
             (LOC - Fifth Third Bank)                                0.13         9/01/2030        9,755
   4,315    Rhode Island Health and Educational
             Building Corp. (LOC - RBS Citizens, N.A.)               0.12         4/01/2035        4,315
   3,650    Rockland County IDA (LOC - TD Bank, N.A.)                0.16         5/01/2034        3,650
   2,340    Savannah EDA (LOC - SunTrust Bank)                       0.25        11/01/2026        2,340
   9,595    Summit County (LOC - Fifth Third Bank)                   0.10         8/01/2030        9,595
  10,425    Washington Higher Education Facilities Auth.             0.11        10/01/2031       10,425
                                                                                              ----------
                                                                                                 120,645
                                                                                              ----------
            EDUCATION SERVICES (1.6%)
   7,532    Cornerstone Funding Corp. I
             (LOC - TD Bank, N.A.)                                   1.21         1/01/2025        7,532
   1,805    Educational Management Corp.
             (LOC - Old National Bank)                               0.24         5/01/2023        1,805
   7,150    Frisch School (LOC - Sovereign Bank)                     1.05         5/01/2036        7,150
     240    Grove City Church of the Nazarene
             (LOC - PNC Bank, N.A.)                                  0.24         2/01/2024          240
   2,920    Indian Creek Christian Church, Inc.
             (LOC - Fifth Third Bank)                                0.32         1/01/2056        2,920
   4,000    Lexington-Fayette Urban County Government
             (LOC - Fifth Third Bank)                                0.19         1/01/2033        4,000

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 6,890    Loganville Christian Academy, Inc.
             (LOC - Key Bank, N.A.)                                  0.29%        6/01/2038   $    6,890
  13,700    New Jersey EDA (LOC - Sovereign Bank)                    1.05         5/01/2036       13,700
   5,750    Rhode Island EDC (LOC - RBS Citizens, N.A.)              0.13         3/01/2038        5,750
   9,070    Rhode Island Health and Educational
             Building Corp. (LOC - RBS Citizens, N.A.)               0.10         6/01/2035        9,070
  19,925    Saddleback Valley Community Church
             (LOC - Federal Home Loan Bank of San Francisco)         0.11        11/01/2038       19,925
     920    St. Louis County IDA (LOC - Fifth Third Bank)            0.19         9/01/2038          920
   3,230    Summit Country Day School
             (LOC - U.S. Bank, N.A.)                                 0.38         2/01/2019        3,230
                                                                                              ----------
                                                                                                  83,132
                                                                                              ----------
            ELECTRIC UTILITIES (9.6%)
  19,500    Appling County Dev. Auth.                                0.07        12/01/2018       19,500
  39,900    Appling County Dev. Auth.                                0.08         9/01/2041       39,900
  10,600    Burke County Dev. Auth.                                  0.08         7/01/2049       10,600
  29,200    California Financing Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                       0.04        11/01/2026       29,200
   6,000    Dade County IDA                                          0.06         6/01/2021        6,000
  10,000    Emery County
             (LOC - JPMorgan Chase Bank, N.A.)                       0.06         7/01/2015       10,000
  28,100    Escambia County                                          0.07         4/01/2039       28,100
  38,300    Garfield County Industrial Auth.                         0.18         1/01/2025       38,300
   4,800    Heard County Dev. Auth.                                  0.07        12/01/2037        4,800
  19,100    Indiana Dev. Finance Auth.                               0.31        12/01/2038       19,100
   2,730    Jackson County                                           0.09         7/01/2022        2,730
  20,000    Louisa County                                            0.09         9/01/2016       20,000
  30,000    Louisa County                                            0.09        10/01/2024       30,000
  22,000    Martin County                                            0.09         7/15/2022       22,000
  15,000    Miami-Dade County IDA                                    0.09         2/01/2023       15,000
  10,600    Mississippi Business Finance Corp.                       0.08         7/01/2025       10,600
   9,400    Mississippi Business Finance Corp.                       0.07        12/01/2027        9,400
  13,520    Mississippi Business Finance Corp.                       0.08         5/01/2028       13,520
   7,250    Mobile IDB                                               0.07         9/01/2031        7,250
  20,000    Muskogee Industrial Trust                                0.11         6/01/2027       20,000
  20,800    Putnam County IDA                                        0.06         4/01/2032       20,800
  30,000    St. Lucie County                                         0.09         5/01/2024       30,000
  86,400    St. Lucie County                                         0.08         9/01/2028       86,400
                                                                                              ----------
                                                                                                 493,200
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (1.1%)
  10,000    Chatom IDB (NBGA)                                        0.21         8/01/2041       10,000
  22,700    Long Island Power Auth.
             (LOC - Bayerische Landesbank)                           0.06         5/01/2033       22,700

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $24,880    New York Energy Research & Dev. Auth.
             (LOC - Royal Bank of Scotland plc)                      0.06%       12/01/2027   $   24,880
                                                                                              ----------
                                                                                                  57,580
                                                                                              ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     845    Tucson IDA (LOC - JPMorgan Chase Bank, N.A.)             0.31         8/01/2025          845
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   2,710    Putnam County IDA (LOC - RBS Citizens, N.A.)             0.17         7/01/2032        2,710
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   8,900    New York State Environmental Facilities Corp.
             (LOC - JPMorgan Chase Bank, N.A.)                       0.10         5/01/2019        8,900
                                                                                              ----------
            FOOD DISTRIBUTORS (0.3%)
   2,175    Alameda County IDA (LOC - Comerica Bank, N.A.)           0.34        12/01/2040        2,175
   4,572    CCO, LLC (LOC - Fifth Third Bank)                        0.37         9/01/2024        4,572
   8,640    Putnam County IDA (LOC - JPMorgan Chase Bank, N.A.)      0.15        12/01/2024        8,640
                                                                                              ----------
                                                                                                  15,387
                                                                                              ----------
            FOOD RETAIL (0.1%)
   7,380    Saubels Market, Inc. (LOC - Fulton Bank)                 1.65         5/01/2034        7,380
                                                                                              ----------
            FOREST PRODUCTS (0.1%)
   4,555    Rex Lumber, LLC
             (LOC - Federal Home Loan Bank of Dallas)                0.18         2/01/2022        4,555
                                                                                              ----------
            GENERAL MERCHANDISE STORES (0.1%)
   6,000    Marion EDA (LOC - Key Bank, N.A.)                        0.28         2/01/2035        6,000
                                                                                              ----------
            GENERAL OBLIGATION (1.7%)
   7,500    Bridgeview (LOC - Harris Bank, N.A.)                     0.25        12/01/2038        7,500
  11,535    Covington (LOC - U.S. Bank, N.A.)                        0.38        12/01/2029       11,535
  13,865    Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                                  0.23        12/01/2037       13,865
   5,000    Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                                  0.13        12/01/2038        5,000
   9,475    Michigan Charter Township of Commerce
             (LOC - Comerica Bank, N.A.)                             0.23        10/01/2018        9,475
  34,745    Michigan Charter Township of Commerce
             (LOC - Federal Home Loan Bank of Boston)                0.17        10/01/2034       34,745
   4,800    New York City (LOC - KBC Bank N.V.)                      0.10         8/01/2038        4,800
                                                                                              ----------
                                                                                                  86,920
                                                                                              ----------
            HEALTH CARE FACILITIES (4.3%)
  12,330    Bronson Lifestyle Improvement & Research
             Center (LOC - Fifth Third Bank)                         0.28         9/01/2030       12,330

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $   550    Columbia County Capital Resource Corp.
             (LOC - HSBC Bank USA)                                   0.18%        7/01/2015   $      550
   2,155    Columbia County IDA (LOC - HSBC Bank USA)                0.18         7/01/2027        2,155
   3,010    Community Behavioral Healthcare Cooperative
             of Pennsylvania (LOC - Fulton Bank)                     1.65         9/01/2027        3,010
   3,160    Crozer Keystone Health System
             (LOC - TD Bank, N.A.)                                   0.28        12/15/2021        3,160
     995    District of Columbia
             (LOC - Manufacturers & Traders Trust Co.)               0.54         7/01/2032          995
   4,215    Dunn Nursing Home, Inc. (LOC - Federal
             Home Loan Bank of Atlanta)                              0.18         2/01/2024        4,215
   3,576    Four Flags Properties, Inc. (LOC - Fifth Third Bank)     0.37        10/01/2028        3,576
   7,755    Genoa Medical Dev., LLC (LOC - Fifth Third Bank)         0.32        12/01/2045        7,755
   5,030    Hamot Surgery Center, LLC
             (LOC - PNC Bank, N.A.)                                  0.20         7/01/2030        5,030
  10,700    Healthcare Network Properties, LLC
             (LOC - PNC Bank, N.A.)                                  0.19         1/01/2029       10,700
   4,850    Heart Property, LLC (LOC - PNC Bank, N.A.)               0.20         7/01/2026        4,850
   5,190    IHA Capital Dev., LLC (LOC - Fifth Third Bank)           0.32         6/01/2053        5,190
   9,400    Indiana Finance Auth.
             (LOC - Bank of America, N.A.)                           0.07         4/01/2038        9,400
   1,955    Indiana Finance Auth.
             (LOC - Bank of America, N.A.)                           0.34         4/01/2038        1,955
   1,900    Labcon North America (LOC - Bank of the West)            0.49         1/01/2040        1,900
   4,775    Louisiana Public Facilities Auth.
             (LOC - Capital One, N.A.)                               0.73         7/01/2028        4,775
   4,330    MCE MOB IV, LP (LOC - PNC Bank, N.A.)                    0.19         8/01/2022        4,330
   3,640    Medical Center of Athens (LOC - Federal
             Home Loan Bank of Atlanta)                              0.24         9/01/2032        3,640
   7,685    Medical Properties Investment Co.
             (LOC - Fifth Third Bank)                                0.32        11/01/2035        7,685
   7,840    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)              0.19         8/01/2030        7,840
  12,655    MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)              0.60        11/01/2035       12,655
  11,445    New Tristate Ventures, LLC
             (LOC - Fifth Third Bank)                                0.32         5/01/2026       11,445
   3,165    Ohio Presbyterian Retirement Services
             (LOC - PNC Bank, N.A.)                                  0.20         7/01/2033        3,165
   4,505    Onondaga County IDA (LOC - HSBC Bank USA)                0.17         1/01/2023        4,505
  19,960    OSF Finance Co., LLC (LOC - PNC Bank, N.A.)              0.19        12/01/2037       19,960
   2,650    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        2,650
   1,625    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        1,625

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 6,915    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32%        8/01/2037   $    6,915
   4,815    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        4,815
   3,115    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        3,115
   4,005    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        4,005
   2,235    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        2,235
  24,070    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037       24,070
   5,885    Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)         0.37        10/01/2026        5,885
   5,955    Wisconsin Health and Educational Facilities
             Auth. (LOC - KBC Bank N.V.)                             0.30         3/01/2038        5,955
   3,400    Woodbury County (LOC - Wells Fargo Bank, N.A.)           0.24        12/01/2014        3,400
                                                                                              ----------
                                                                                                 221,441
                                                                                              ----------
            HEALTH CARE SERVICES (0.3%)
   7,975    Central Ohio Medical Textiles
             (LOC - PNC Bank, N.A.)                                  0.19         3/01/2023        7,975
   6,540    Kaneville Road Joint Venture
             (LOC - Federal Home Loan Bank of Chicago)               0.24        11/01/2032        6,540
                                                                                              ----------
                                                                                                  14,515
                                                                                              ----------
            HEALTH MISCELLANEOUS (0.1%)
   2,060    Kent Hospital Finance Auth.
             (LOC - Fifth Third Bank)                                0.19        10/01/2041        2,060
   4,585    Michigan Strategic Fund Ltd.
             (LOC - Fifth Third Bank)                                0.19         8/01/2023        4,585
                                                                                              ----------
                                                                                                   6,645
                                                                                              ----------
            HOME FURNISHINGS (0.3%)
   3,560    Caddo Parish IDB (LOC - Capital One, N.A.)               0.30         7/01/2024        3,560
   4,620    California Infrastructure and
             Economic Dev. Bank (NBGA)                               0.09        11/01/2029        4,620
   2,000    Fulton County Dev. Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.18         6/01/2027        2,000
     295    Maryland EDC (LOC - Manufacturers &
             Traders Trust Co.)                                      0.54         8/01/2016          295
   2,200    Michigan Strategic Fund Ltd.
             (LOC - JPMorgan Chase Bank, N.A.)                       0.10         9/01/2030        2,200
   2,050    Walton County Industrial Building Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.18        10/01/2017        2,050
                                                                                              ----------
                                                                                                  14,725
                                                                                              ----------

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            HOME IMPROVEMENT RETAIL (0.3%)
 $ 6,570    Brookhaven IDA (LOC - Capital One, N.A.)                 0.50%        1/01/2025   $    6,570
   7,400    Savannah EDA (LOC - SunTrust Bank)                       0.24         8/01/2025        7,400
                                                                                              ----------
                                                                                                  13,970
                                                                                              ----------
            HOSPITAL (1.7%)
   3,505    Albany IDA (LOC - RBS Citizens, N.A.)                    0.71         5/01/2035        3,505
   2,930    Fayette County (LOC - PNC Bank, N.A.)                    0.19         8/01/2023        2,930
   2,780    Johnson City Health and Educational Facilities
             Board (LOC - U.S. Bank, N.A.)                           0.16         7/01/2033        2,780
  12,845    Massachusetts Health and Educational Facilities
             Auth. (LOC - Wells Fargo Bank, N.A.)                    0.03         7/01/2039       12,845
   5,000    Massachusetts Health and Educational Facilities
             Auth. (LOC - JPMorgan Chase Bank, N.A.)                 0.06        10/01/2049        5,000
   7,500    Michigan Hospital Finance Auth.
             (LOC - Fifth Third Bank)                                0.19        12/01/2032        7,500
   7,500    Michigan Hospital Finance Auth.
             (LOC - Fifth Third Bank)                                0.19        12/01/2032        7,500
   6,445    Mountain States Health Alliance
             (LOC - Mizuho Corporate Bank, Ltd.)                     0.16         7/01/2026        6,445
  10,000    Nassau Health Care Corp.
             (LOC - JPMorgan Chase Bank, N.A.)                       0.17         8/01/2022       10,000
  21,000    Sullivan County Health, Educational &
             Housing Facilities Board
             (LOC - JPMorgan Chase Bank, N.A.)                       0.06         9/01/2032       21,000
   9,125    West Virginia State Hospital Finance Auth.
             (LOC - Fifth Third Bank)                                0.17        10/01/2033        9,125
                                                                                              ----------
                                                                                                  88,630
                                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
   2,915    Connecticut Dev. Auth. (LOC - TD Bank, N.A.)             0.22        12/01/2028        2,915
   1,930    Doghouse Properties, LLC (LOC - Federal
             Home Loan Bank of Atlanta)                              0.25         5/01/2027        1,930
  11,310    Forward Corp. (LOC - Fifth Third Bank)                   0.32        12/01/2030       11,310
   2,000    Massachusetts Port Auth.
             (LOC - Royal Bank of Scotland plc)(a)                   0.70         3/01/2018        2,000
                                                                                              ----------
                                                                                                  18,155
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.2%)
   4,045    AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)         0.20         5/01/2021        4,045
   2,075    Lynchburg IDA (LOC - PNC Bank, N.A.)                     0.15         3/01/2029        2,075
     840    Michigan Strategic Fund Ltd.
             (LOC - Fifth Third Bank)                                0.24         3/01/2023          840
   2,345    Trumbull County (LOC - Key Bank, N.A.)                   0.22         4/01/2017        2,345
                                                                                              ----------
                                                                                                   9,305
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (0.4%)
 $20,000    Calhoun County Navigation IDA                            0.09%        1/01/2024   $   20,000
                                                                                              ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   7,170    South Central Communications Corp.
             (LOC - Fifth Third Bank)                                0.32         4/01/2018        7,170
                                                                                              ----------
            LEISURE FACILITIES (0.3%)
   5,180    Cattail Creek Country Club, Inc.
             (LOC - Manufacturers & Traders Trust Co.)               0.54         3/01/2031        5,180
   9,400    Turfway Park, LLC (LOC - Bank of America, N.A.)          0.55         7/01/2022        9,400
                                                                                              ----------
                                                                                                  14,580
                                                                                              ----------
            LEISURE PRODUCTS (0.2%)
   5,965    Charter Lakes Capital, LLC
             (LOC - U.S. Bank, N.A.)                                 0.20        10/01/2046        5,965
   2,110    Rhode Island Industrial Facilities Corp.
             (LOC - TD Bank, N.A.)                                   0.13         2/01/2021        2,110
   3,010    Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)            0.15         6/01/2033        3,010
                                                                                              ----------
                                                                                                  11,085
                                                                                              ----------
            LIFE & HEALTH INSURANCE (0.4%)
   2,000    Lavonia O Frick Family Trust
             (LOC - Federal Home Loan Bank of Atlanta)               0.18        12/01/2026        2,000
  13,355    Lavonne Johnson Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)               0.18         6/01/2031       13,355
   5,565    Raymon Lee Ince Irrevocable Trust
             (LOC - Bank of Oklahoma, N.A.)                          0.21         7/01/2033        5,565
   1,850    Ronald Ray Irrevocable Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)               0.18         8/01/2022        1,850
                                                                                              ----------
                                                                                                  22,770
                                                                                              ----------
            MARINE (0.1%)
   5,655    Washington Economic Dev. Finance Auth.
             (LOC - Key Bank, N.A.)                                  0.59         3/01/2037        5,655
                                                                                              ----------
            MISCELLANEOUS (0.4%)
  22,065    Michigan Municipal Bond Auth.
             (LOC - Fifth Third Bank)                                0.32        11/01/2037       22,065
                                                                                              ----------
            MULTIFAMILY HOUSING (3.0%)
   8,285    Alabama Housing Finance Auth.
             (LOC - U.S. Bank, N.A.)                                 0.08         4/01/2037        8,285
   1,765    Atlanta Urban Residential Finance Auth.
             (LOC - SunTrust Bank)                                   0.29         4/01/2034        1,765
   8,750    Dallas Housing Finance Corp. (LIQ)(NBGA)(a)              1.00         9/01/2019        8,750

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 2,700    District of Columbia Housing Finance Agency
             (LOC - SunTrust Bank)                                   0.24%       12/01/2032   $    2,700
   8,000    Gwinnett County Housing Auth.
             (LOC - SunTrust Bank)                                   0.30         3/01/2041        8,000
   1,460    Hillsborough County Housing Finance Auth.
             (LOC - Citibank, N.A.)                                  0.11         7/15/2039        1,460
   2,600    Los Angeles (LOC - Citibank, N.A.)                       0.10        12/01/2030        2,600
   7,700    Mankato (LOC - Bank of America, N.A.)                    0.10         5/01/2027        7,700
   3,420    Montana Board of Housing (LIQ)(NBGA)(a)                  1.00        10/01/2033        3,420
  10,000    Nebraska Investment Finance Auth.
             (LOC - Citibank, N.A.)                                  0.08        10/01/2042       10,000
   4,860    Nevada Housing Division (LOC - Citibank, N.A.)           0.16        10/01/2035        4,860
   2,950    New York Housing Finance Agency
             (LOC - Citibank, N.A.)                                  0.09         5/01/2037        2,950
  20,000    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                     0.10        11/01/2038       20,000
   3,795    New York Housing Finance Agency
             (LOC - Citibank, N.A.)                                  0.09         5/01/2039        3,795
  24,150    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                     0.08        11/01/2041       24,150
   6,600    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                     0.12        11/01/2041        6,600
   4,360    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                     0.11        11/01/2044        4,360
   6,000    New York Housing Finance Agency
             (LOC - Wells Fargo Bank, N.A.)                          0.16        11/01/2049        6,000
     500    Phoenix IDA (LOC - Bank of America, N.A.)                0.14         4/01/2033          500
   6,790    Southeast Texas Housing
             Finance Corp. (LIQ)(NBGA)(a)                            1.00         6/01/2019        6,790
   6,825    Texas Department of Housing & Community
             Affairs (LOC - Citibank, N.A.)                          0.07        12/01/2039        6,825
   1,010    Vermont Housing Finance Agency
             (LOC - Key Bank, N.A.)                                  0.22         1/01/2038        1,010
   3,000    Virginia Beach Dev. Auth. (LOC - SunTrust Bank)          0.23         5/01/2025        3,000
   5,290    Washington Housing Finance
             Commission (LIQ)(NBGA)(a)                               1.00        10/01/2033        5,290
     930    Washington Housing Finance Commission
             (LOC - Mizuho Corporate Bank, Ltd.)                     0.27         6/15/2037          930
                                                                                              ----------
                                                                                                 151,740
                                                                                              ----------
            NURSING/CCRC (3.7%)
  12,900    Alexandria IDA (LOC - Wells Fargo Bank, N.A.)            0.07        10/01/2035       12,900
   2,425    Berks County Municipal Auth. (LOC - Citizens
             Bank of Pennsylvania)                                   0.18         5/15/2022        2,425

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 4,600    Bucks County IDA (LOC - Citizens
             Bank of Pennsylvania)                                   0.08%        1/01/2037   $    4,600
  14,080    Butler County (LOC - Citizens Bank of Pennsylvania)      0.08        10/01/2042       14,080
   4,275    Butler County Hospital Auth.
             (LOC - Citizens Bank of Pennsylvania)                   0.18        10/01/2042        4,275
   9,390    Delaware County Auth. (LOC - Citizens
             Bank of Pennsylvania)                                   0.09         4/01/2030        9,390
   4,200    Harrisonburg IDA
             (LOC - Branch Banking & Trust Co.)                      0.06         4/01/2036        4,200
  26,690    Hempstead IDA (LIQ)(LOC - Deutsche
             Bank A.G.)(a)                                           0.26        10/01/2045       26,690
  11,400    Illinois Finance Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                       0.07         9/01/2031       11,400
   1,260    Indiana Finance Auth.
             (LOC - Federal Home Loan Bank of Indianapolis)          0.16         7/01/2029        1,260
  15,270    Islip IDA (LIQ)(LOC - Deutsche Bank A.G.)(a)             0.26        12/01/2029       15,270
  13,925    Jackson County EDC
             (LOC - Bank of America, N.A.)                           0.09        11/01/2031       13,925
   1,200    Lynchburg Redevelopment & Housing Auth.
             (LOC - Manufacturers & Traders Trust Co.)               0.54        12/01/2034        1,200
  64,995    Nassau County IDA
             (LIQ)(LOC - Deutsche Bank A.G.)(a)                      0.26        12/01/2033       64,995
   1,035    Roanoke County EDA
             (LOC - Branch Banking & Trust Co.)                      1.19        10/01/2028        1,035
                                                                                              ----------
                                                                                                 187,645
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.8%)
   3,570    Brewster Dairy, Inc. (LOC - Bank of Montreal)            0.20         4/03/2023        3,570
  11,995    Indianapolis Recovery Zone Facility
             (LOC - Fifth Third Bank)                                0.19        12/01/2030       11,995
   2,455    Lancaster IDA (LOC - Fulton Bank)                        1.65         6/01/2027        2,455
   1,105    Laurel County (LOC - Rabobank Nederland N.V.)            0.44         3/01/2015        1,105
   4,000    Michigan Strategic Fund Ltd.
             (LOC - AgriBank, FCB)                                   0.10         6/01/2024        4,000
   5,760    Oregon State Economic Dev.
             (LOC - Key Bank, N.A.)                                  0.22         2/01/2037        5,760
   7,500    Premier Mushrooms, Inc. (LOC - CoBank, ACB)              0.18        12/01/2037        7,500
   4,660    St. Tammany Parish
             (LOC - Federal Home Loan Bank of Dallas)                0.23         7/01/2022        4,660
                                                                                              ----------
                                                                                                  41,045
                                                                                              ----------
            PAPER PACKAGING (0.0%)
     985    Washington Finance EDA
             (LOC - Wells Fargo Bank, N.A.)                          0.24         4/01/2033          985
                                                                                              ----------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.2%)
 $ 1,035    Jackson Paper Co.
             (LOC - Federal Home Loan Bank of Atlanta)               0.27%        4/01/2027   $    1,035
   2,300    Oregon (LOC - U.S. Bank, N.A.)                           0.08         4/01/2041        2,300
   5,600    Willacoochee Dev. Auth.
             (LOC - Federal Home Loan Bank of Atlanta)               0.16         5/01/2021        5,600
                                                                                              ----------
                                                                                                   8,935
                                                                                              ----------
            PERSONAL PRODUCTS (0.0%)
   1,890    Suffolk County IDA (LOC - Citibank, N.A.)                0.50        12/01/2019        1,890
                                                                                              ----------
            PHARMACEUTICALS (1.5%)
   7,000    Montgomery County IDA
             (LOC - Landesbank Hessen-Thuringen)                     0.50         4/01/2022        7,000
  20,000    New Hampshire Business Finance Auth.
             (LOC - Landesbank Hessen-Thuringen)                     0.50        11/01/2020       20,000
  19,500    New Hampshire Business Finance Auth.
             (LOC - Landesbank Hessen-Thuringen)                     0.50         9/01/2025       19,500
  30,000    New Hampshire Business Finance Auth.
             (LOC - Landesbank Hessen-Thuringen)                     0.50         4/01/2030       30,000
                                                                                              ----------
                                                                                                  76,500
                                                                                              ----------
            PUBLISHING (0.0%)
   1,880    Washington Economic Dev. Finance Auth.
             (LOC - U.S. Bank, N.A.)                                 0.21         1/01/2033        1,880
                                                                                              ----------
            REAL ESTATE OPERATING COMPANIES (4.2%)
   3,640    Beaver Creek Enterprises, Inc.
             (LOC - PNC Bank, N.A.)                                  0.20         3/02/2020        3,640
   2,965    Cain Capital Investments, LLC
             (LOC - Federal Home Loan Bank of Cincinnati)            0.32        10/01/2046        2,965
   3,000    California Statewide Communities Dev. Auth.
             (LOC - Wells Fargo Bank, N.A.)                          0.08         9/01/2016        3,000
  30,485    Carew Realty, Inc. (LOC - Fifth Third Bank)              0.32         5/01/2037       30,485
  11,720    Delos, LLC (LOC - Sovereign Bank)                        1.29         3/01/2037       11,720
   7,040    Donegal Crossing Associates, LLC
             (LOC - Federal Home Loan Bank of Pittsburgh)            0.24         8/15/2027        7,040
   5,050    East Hempfield IDA (LOC - Fulton Bank)                   1.45        10/15/2026        5,050
   4,600    EMF, LLC (LOC - Comerica Bank, N.A.)                     0.34         6/01/2042        4,600
   5,285    Forsyth County (LOC - Fifth Third Bank)                  0.22         1/01/2037        5,285
   3,820    Fountains Apartments, LLC (LOC - Fifth Third Bank)       0.27         9/01/2036        3,820
   1,750    Fulton County Housing Auth.
             (LOC - Federal Home Loan Bank of Atlanta)               0.06         2/01/2041        1,750
   6,850    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.32        12/01/2023        6,850
   6,103    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.32        12/01/2044        6,103

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 2,355    Hickory Creek Apartments, LLC
             (LOC - Fifth Third Bank)                                0.27%        9/01/2036   $    2,355
     900    Indianapolis (LOC - RBS Citizens, N.A.)                  0.37        11/01/2042          900
   1,950    Islip IDA (LOC - Citibank, N.A.)                         0.40        12/01/2020        1,950
   3,191    J Investments, LLC (LOC - Fifth Third Bank)              0.32        12/01/2055        3,191
   1,100    Kaylian, LLC (LOC - Fifth Third Bank)                    0.37        12/01/2055        1,100
   6,850    Koar D' Iberville Center
             (LOC - Federal Home Loan Bank of Dallas)                0.22         1/01/2033        6,850
   5,180    Lodge Apartments Holdings, LLC
             (LOC - Mizuho Corporate Bank, Ltd.)                     0.24         3/01/2026        5,180
  10,000    Metropolitan Government Nashville and
             Davidson County Health and Educational
             Facilities Board (LOC - Fifth Third Bank)               0.18         9/01/2036       10,000
   4,000    Michigan Equity Group (LOC - Fifth Third Bank)           0.32        12/01/2034        4,000
   7,150    New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                     0.12        12/01/2036        7,149
  33,570    New York City Housing Dev. Corp.
             (LOC - RBS Citizens, N.A.)                              0.15         3/01/2048       33,570
   3,000    Pennsylvania Economic Dev. Financing Auth.
             (LOC - PNC Bank, N.A.)                                  0.19         4/01/2035        3,000
   7,390    Sugar Creek Finance Co., LLC
             (LOC - Northern Trust Co.)                              0.21         6/01/2042        7,390
  15,550    Sunroad Centrum Apartments 23, LP
             (LOC - Comerica Bank, N.A.)                             0.23         8/01/2052       15,550
   3,565    Syracuse IDA (LOC - Key Bank, N.A.)                      0.22        10/01/2039        3,565
   2,896    TKBF, LLC (LOC - Fifth Third Bank)                       0.32         2/01/2108        2,896
  13,935    Willow Interests, LLC (LOC - Fifth Third Bank)           0.37         4/01/2025       13,935
                                                                                              ----------
                                                                                                 214,889
                                                                                              ----------
            REAL ESTATE TAX/FEE (0.9%)
  39,092    Irvine (LOC - KBC Bank N.V.)                             0.19         9/02/2050       39,092
   4,700    Jasper, Morgan, Newton, & Walton County
             (LOC - JPMorgan Chase Bank, N.A.)                       0.20        12/01/2020        4,700
                                                                                              ----------
                                                                                                  43,792
                                                                                              ----------
            REGIONAL BANKS (0.0%)
   2,550    Cobb County IDA
             (LOC - Federal Home Loan Bank of Atlanta)               0.18         2/01/2030        2,550
                                                                                              ----------
            RESTAURANTS (0.2%)
   9,985    Ft. Myers, Inc. (LOC - Fifth Third Bank)                 0.32        11/01/2017        9,985
                                                                                              ----------
            SEMICONDUCTOR EQUIPMENT (0.5%)
  25,000    Saratoga County IDA
             (LOC - JPMorgan Chase Bank, N.A.)                       0.21        11/01/2021       25,000
                                                                                              ----------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            SINGLE FAMILY HOUSING (0.1%)
 $ 3,975    Montgomery County (LOC - PNC Bank, N.A.)                 0.16%        7/01/2039   $    3,975
                                                                                              ----------
            SOLID WASTE DISPOSAL (0.1%)
   5,100    Calcasieu Parish IDB
             (LOC - JPMorgan Chase Bank, N.A.)                       0.11        12/01/2024        5,100
   1,200    Calcasieu Parish IDB
             (LOC - JPMorgan Chase Bank, N.A.)                       0.11         6/01/2025        1,200
     200    Marion County IDA (LOC - SunTrust Bank)                  0.24        10/01/2026          200
                                                                                              ----------
                                                                                                   6,500
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.4%)
  15,000    New York MTA (LOC - KBC Bank N.V.)                       0.30        11/01/2025       15,000
   3,200    Sheridan Redevelopment Agency
             (LOC - JPMorgan Chase Bank, N.A.)                       0.31        12/01/2029        3,200
                                                                                              ----------
                                                                                                  18,200
                                                                                              ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   4,551    Cornerstone Funding Corp. I
             (LOC - PNC Bank, N.A.)                                  1.16         9/01/2025        4,551
                                                                                              ----------
            SPECIALTY STORES (0.6%)
  27,000    Bass Pro Rossford Development Co., LLC
             (LOC - Fifth Third Bank)                                0.37        11/01/2027       27,000
   3,805    Spencer Co., Inc. (LOC - Federal Home
             Loan Bank of Atlanta)                                   0.49         2/01/2021        3,805
                                                                                              ----------
                                                                                                  30,805
                                                                                              ----------
            STEEL (0.9%)
  22,685    Decatur IDB                                              0.39         8/01/2036       22,685
  10,000    Illinois Finance Auth. (LOC - UniCredit Bank A.G.)       1.95         2/01/2037       10,000
   6,405    Klein Steel Services, Inc.
             (LOC - Manufacturers & Traders Trust Co.)(a)            0.54         8/01/2025        6,405
   2,330    Metaltec Steel Abrasive Co.
             (LOC - Comerica Bank, N.A.)                             0.24        11/01/2034        2,330
   2,500    Mississippi Business Finance Corp.
             (LOC - Federal Home Loan Bank of Dallas)                0.22         7/01/2020        2,500
                                                                                              ----------
                                                                                                  43,920
                                                                                              ----------
            TOLL ROADS (0.4%)
   2,300    New York State Thruway Auth. (LIQ)(a)                    0.07         4/01/2015        2,300
  16,900    Orlando-Orange County Expressway Auth.
             (LOC - TD Bank, N.A.)                                   0.04         7/01/2040       16,900
                                                                                              ----------
                                                                                                  19,200
                                                                                              ----------
            WATER UTILITIES (0.1%)
   4,065    Beckley Water Co.
             (LOC - JPMorgan Chase Bank, N.A.)                       0.21        10/01/2016        4,065
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            WATER/SEWER UTILITY (0.4%)
 $ 3,417    Hesperia Public Financing Auth.
             (LOC - Bank of America, N.A.)                           0.28%        6/01/2026   $    3,417
  10,000    North Hudson Sewerage Auth.
             (LOC - TD Bank, N.A.)                                   0.16         6/01/2044       10,000
   5,955    West Palm Beach Utility System (LIQ)(a)                  0.08         4/01/2014        5,955
                                                                                              ----------
                                                                                                  19,372
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $2,979,242)                                2,979,242
                                                                                              ----------
            REPURCHASE AGREEMENTS (0.5%)
  25,000    Deutsche Bank Securities, 0.08%, acquired on
             07/31/2013 and due 08/01/2013 at $25,000
             (collateralized by $27,408 of U.S. Treasury Note,
             1.75%(c), due 05/15/2023; market
             value $25,500) (cost: $25,000)                                                       25,000
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $5,152,419)                                              $5,152,419
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)             (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES     OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS            OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS                INPUTS          INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------
Money Market Instruments:
 Fixed-Rate Instruments                          $-            $  840,975              $-     $  840,975
 Commercial Paper                                 -             1,287,202               -      1,287,202
 Put Bonds                                        -                20,000               -         20,000
 Variable-Rate Demand Notes                       -             2,979,242               -      2,979,242
 Repurchase Agreements                            -                25,000               -         25,000
--------------------------------------------------------------------------------------------------------
Total                                            $-            $5,152,419              $-     $5,152,419
--------------------------------------------------------------------------------------------------------

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2013

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at July 31, 2013, for federal income tax purposes, was $5,152,419,000.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

  period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  CSD     Central School District
  EDA     Economic Development Authority
  EDC     Economic Development Corp.
  IDA     Industrial Development Authority/Agency
  IDB     Industrial Development Board
  IDC     Industrial Development Corp.
  ISD     Independent School District
  MTA     Metropolitan Transportation Authority

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The USAA Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

          interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California State Teachers' Retirement System, Citigroup, Inc., Minnesota General Obligation, or National Rural Utility Corp.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

  (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (c) Rates for U.S. Treasury Notes represent the stated coupon payment rate at time of issuance.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $5,152,419
   Cash                                                                        8,183
   Receivables:
      Capital shares sold                                                     11,167
      USAA Asset Management Company (Note 4C)                                    125
      Interest                                                                 3,445
                                                                          ----------
         Total assets                                                      5,175,339
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                    25,000
      Capital shares redeemed                                                  8,307
      Dividends on capital shares                                                  6
   Accrued management fees                                                     1,048
   Accrued transfer agent's fees                                                 547
   Other accrued expenses and payables                                           205
                                                                          ----------
         Total liabilities                                                    35,113
                                                                          ----------
            Net assets applicable to capital shares outstanding           $5,140,226
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $5,140,217
   Accumulated undistributed net investment income                                 9
                                                                          ----------
            Net assets applicable to capital shares outstanding           $5,140,226
                                                                          ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             5,140,739
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 15,392
                                                                        --------
EXPENSES
   Management fees                                                        12,051
   Administration and servicing fees                                       5,021
   Transfer agent's fees                                                  13,118
   Custody and accounting fees                                               618
   Postage                                                                   351
   Shareholder reporting fees                                                228
   Trustees' fees                                                             13
   Registration fees                                                         106
   Professional fees                                                         226
   Other                                                                      76
                                                                        --------
      Total expenses                                                      31,808
   Expenses reimbursed                                                   (16,918)
                                                                        --------
      Net expenses                                                        14,890
                                                                        --------
NET INVESTMENT INCOME                                                        502
                                                                        --------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          81
                                                                        --------
   Increase in net assets resulting from operations                     $    583
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------

                                                                2013           2012
-----------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                 $       502    $     1,347
   Net realized gain on investments                               81             74
                                                         --------------------------
      Increase in net assets resulting from operations           583          1,421
                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (502)        (1,347)
   Net realized gains                                           (150)             -
                                                         --------------------------
      Distributions to shareholders                             (652)        (1,347)
                                                         --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               3,654,250      3,668,242
   Reinvested dividends                                          645          1,333
   Cost of shares redeemed                                (3,394,505)    (3,810,453)
                                                         --------------------------
      Increase (decrease) in net assets from capital
         share transactions                                  260,390       (140,878)
                                                         --------------------------
   Net increase (decrease) in net assets                     260,321       (140,804)

NET ASSETS
   Beginning of year                                       4,879,905      5,020,709
                                                         --------------------------
   End of year                                           $ 5,140,226    $ 4,879,905
                                                         ==========================
Accumulated undistributed net investment income:
   End of year                                           $         9    $        78
                                                         ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                             3,654,250      3,668,242
   Shares issued for dividends reinvested                        645          1,333
   Shares redeemed                                        (3,394,505)    (3,810,453)
                                                         --------------------------
      Increase (decrease) in shares outstanding              260,390       (140,878)
                                                         ==========================

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended July 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2013, the Fund paid CAPCO facility fees of $30,000, which represents 8.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distribution adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $5,000. These reclassifications had no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

The tax character of distributions paid during the years ended July 31, 2013, and 2012, was as follows:

                                                     2013               2012
                                                   ----------------------------
Ordinary income*                                   $652,000          $1,347,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                         $15,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment or post-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2013, the Fund incurred management fees, paid or payable to the Manager, of $12,051,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $5,021,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2013, the Fund reimbursed the Manager $155,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended July 31, 2013, the Fund incurred reimbursable expenses of $16,918,000, of which $125,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out of pocket

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $13,118,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2013, USAA and its affiliates owned 9,022,000 shares, which represent 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED JULY 31,
                                 --------------------------------------------------------------------------
                                       2013            2012            2011            2010            2009
                                 --------------------------------------------------------------------------
Net asset value at
 beginning of period             $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                 --------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                  .00(a)          .00(a)          .00(a)          .00(a)          .02
 Net realized and
  unrealized gain                       .00(a)          .00(a)          .00(a)          .00(a)          .00(a)
                                 --------------------------------------------------------------------------
Total from investment
 operations                             .00(a)          .00(a)          .00(a)          .00(a)          .02
                                 --------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)        (.02)
 Realized capital gains                (.00)(a)           -               -               -               -
                                 --------------------------------------------------------------------------
Total distributions                    (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)        (.02)
                                 --------------------------------------------------------------------------
Net asset value at
 end of period                   $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                 ==========================================================================
Total return (%)*                       .01             .03(d)          .02             .16(b)         1.86
Net assets at
 end of period (000)             $5,140,226      $4,879,905      $5,020,709      $5,317,166      $6,112,293
Ratios to average net assets:**
 Expenses (%)(c)                        .30             .34(d)          .40             .56(b)          .63
 Expenses, excluding
  reimbursements (%)(c)                 .63             .65(d)          .65             .62(b)            -
Net investment income (%)               .01             .03             .01             .17            1.83

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2013, average net assets were $5,021,650,000.

(a) Represents less than $0.01 per share.

(b) During the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.

(d) During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

EXPENSE EXAMPLE

July 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2013, through July 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                     BEGINNING             ENDING          DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE     FEBRUARY 1, 2013 -
                                  FEBRUARY 1, 2013     JULY 31, 2013       JULY 31, 2013
                                  ---------------------------------------------------------
Actual                                $1,000.00          $1,000.00              $1.34

Hypothetical
 (5% return before expenses)           1,000.00           1,023.46               1.35

* Expenses are equal to the Fund's annualized expense ratio of 0.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of less than 0.01% for the six-month period of February 1, 2013, through July 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed may have different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other front-end load and no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses, including the fact that the Manager had reimbursed fund expenses during the previous year. The Board also took into account the various services provided to the Fund by the Manager and its affiliates,

================================================================================

50  | USAA MONEY MARKET FUND

================================================================================

including the high quality of services provided. The Board also noted the level and method of computing the management fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2012, was in the top 30% of its performance universe for the three-year period ended December 31, 2012, and was in the top 1% of its performance universe for the five-year period ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors. LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012); Vice President, New Life Investments, LLC (1986-1992). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

    (2) Member of Executive Committee

    (3) Member of Audit Committee

    (4) Member of Pricing and Investment Committee

    (5) Member of Corporate Governance Committee

    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

    (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Executive Director and General Counsel, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS and ICorp.

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (04/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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60  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23427-0913                               (C)2013, USAA. All rights reserved.


    ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2013 and 2012 were $460,191 and $391,388, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended July 31, 2013 and 2012 were $27,750 and $0, other fees billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended July 31, 2013 and 2012 were $27,000 and $0, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2013 and 2012 were $442,000 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     09/20/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.